VANECK SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 100.0%
Netherlands : 6.2%
ASML Holding N.V. (USD) 1,972,846 $ 3,924,858,746
NXP Semiconductors NV
(USD) † 3,176,145 892,592,030
4,817,450,776
Switzerland : 1.3%
STMicroelectronics N.V.
(USD) † 13,101,814 981,194,850
Underline
Taiwan : 9.3%
Taiwan Semiconductor
Manufacturing Co. Ltd.
(ADR) 15,145,708 7,233,135,770
Underline
United Kingdom : 1.2%
ARM Holdings PLC (ADR) * † 2,559,364 907,473,694
Underline
United States : 82.0%
Advanced Micro Devices,
Inc. * 7,545,627 4,383,330,180
Analog Devices, Inc. 7,841,647 3,114,466,939
Applied Materials, Inc. 6,181,518 4,469,237,514
Astera Labs, Inc. * 2,053,650 991,954,023
Broadcom, Inc. 10,884,577 4,111,648,962
Cadence Design Systems,
Inc. * 4,461,181 1,674,370,453
Intel Corp. * 28,396,683 3,965,028,847
KLA Corp. 14,045,106 4,237,548,931
Lam Research Corp. 9,321,087 4,039,106,630
Number
of Shares Value
United States (continued)
Marvell Technology, Inc. 12,190,454 $ 3,631,414,342
Microchip Technology, Inc. 7,668,227 699,342,302
Micron Technology, Inc. 3,827,478 4,418,019,581
Monolithic Power Systems,
Inc. 686,722 949,297,024
NVIDIA Corp. 68,282,866 13,662,718,658
ON Semiconductor Corp. * 4,762,995 450,293,547
Qualcomm, Inc. 15,749,796 2,910,404,803
Skyworks Solutions, Inc. 1,827,962 123,935,824
Synopsys, Inc. * 3,128,317 1,395,448,364
Teradyne, Inc. 2,406,969 1,164,587,881
Texas Instruments, Inc. 10,894,256 3,247,250,886
63,639,405,691
Total Common Stocks
(Cost: $62,201,127,195) 77,578,660,781
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $2,696,902)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 2,696,902 2,696,902
Total Investments: 100.0%
(Cost: $62,203,824,097) 77,581,357,683
Other assets less liabilities: 0.0% 10,790,436
NET ASSETS: 100.0% $ 77,592,148,119
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $88,188,286.
* Non-income producing
(a) The rate shown is the 7-day yield as of June 30, 2026.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 77,578,660,781 $ — $ — $ 77,578,660,781
Money Market Fund 2,696,902 — — 2,696,902
Total Investments $ 77,581,357,683 $ — $ — $ 77,581,357,683